SCHEDULE OF REVENUE FROM RELATED PARTIES (Details) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Total	$ 101,308	$ 1,010,316
Dogness Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Total	48,555	96,947
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Total	$ 52,753	$ 913,369